Income (Loss) Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Taiwan operations	$ (2,191)	$ (3,146)	$ 893
Non-Taiwan operations	532	(47)	(1,478)
LOSS BEFORE INCOME TAXES	$ (1,659)	$ (3,193)	$ (585)